Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	lvipt1_SupplementTextBlock

LVIP SSgA Global Tactical Allocation RPM Fund (the "Fund") Supplement Dated November 1, 2013 to the Prospectus and Summary Prospectus (dated April 30, 2013),

This Supplement updates certain information in the Prospectus and Summary Prospectus for the Fund. You may obtain copies of the Fund's Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The Fund's advisory fee shall increase by a net effective rate of 0.05%. This fee increase was approved by Fund shareholders at the Special Meeting Shareholders on October 7, 2013, but will not be effective until January 6, 2014.

As of January 6, 2014, the tables in the Fees and Expenses section on page 1 are replaced as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.40%	0.40%

Distribution and/or Service (12b-1 fees)	None	0.25%

Other Expenses	0.05%	0.05%

Acquired Fund Fees and Expenses (AFFE)	0.32%	0.32%

Total Annual Fund Operating Expenses (including AFFE) [1]	0.77%	1.02%

Less Fee Waiver[2]	0.10%	0.10%

Net Expenses (After Fee Waiver)	0.67%	0.92%

[1]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[2]Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive 0.10% of the Fund's advisory fee. The agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's of trustees and the adviser.

Example

	1 year	3 years	5 years	10 years
Standard Class	$68	$236	$418	$945
Service Class	$94	$315	$554	$1,239

LVIP SSgA Global Tactical Allocation RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt1_SupplementTextBlock

LVIP SSgA Global Tactical Allocation RPM Fund (the "Fund") Supplement Dated November 1, 2013 to the Prospectus and Summary Prospectus (dated April 30, 2013),

This Supplement updates certain information in the Prospectus and Summary Prospectus for the Fund. You may obtain copies of the Fund's Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The Fund's advisory fee shall increase by a net effective rate of 0.05%. This fee increase was approved by Fund shareholders at the Special Meeting Shareholders on October 7, 2013, but will not be effective until January 6, 2014.

As of January 6, 2014, the tables in the Fees and Expenses section on page 1 are replaced as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.40%	0.40%

Distribution and/or Service (12b-1 fees)	None	0.25%

Other Expenses	0.05%	0.05%

Acquired Fund Fees and Expenses (AFFE)	0.32%	0.32%

Total Annual Fund Operating Expenses (including AFFE) [1]	0.77%	1.02%

Less Fee Waiver[2]	0.10%	0.10%

Net Expenses (After Fee Waiver)	0.67%	0.92%

[1]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[2]Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive 0.10% of the Fund's advisory fee. The agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's of trustees and the adviser.

Example

	1 year	3 years	5 years	10 years
Standard Class	$68	$236	$418	$945
Service Class	$94	$315	$554	$1,239

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
LVIP SSgA Global Tactical Allocation RPM Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.77%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	236
5 years	rr_ExpenseExampleYear05	418
10 years	rr_ExpenseExampleYear10	945
LVIP SSgA Global Tactical Allocation RPM Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.02%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	$ 1,239

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive 0.10% of the Fund's advisory fee. The agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's of trustees and the adviser.